Servicing Activities and Mortgage Servicing Rights Commercial Textual (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 03, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Servicing Assets at Fair Value [Line Items]
Servicing Asset at Amortized Value Acquired Additions	$ 63,555	$ 65,188	$ 14,445	$ 0
Servicing Asset at Amortized Cost		506,680	375,859	489,496	573,196
Prepayment Penalty Income		15,771
Commercial Loan [Member]
Servicing Assets at Fair Value [Line Items]
Servicing Asset at Amortized Value Acquired Additions		14,445
Servicing Asset at Amortized Cost		6,707	12,700
Servicing Asset at Fair Value, Amount			$ 15,698